Schedule of Derivative Financial Instruments Activity (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants		20,000,000
Fair Value on Issuance		$ 898,921
Gain/Loss on Derivatives	$ (755,862)	(132,195)
Fair Value, End of Period	10,863	$ 510,045
January 29, 2014 [Member]
Number of Warrants		7,500,000
Fair Value on Issuance		$ 381,334
Gain/Loss on Derivatives	(355,575)	(25,759)
Fair Value, End of Period	0	$ 355,575
February 20, 2014 [Member]
Number of Warrants		1,000,000
Fair Value on Issuance		$ 53,790
Gain/Loss on Derivatives	(38,618)	(15,172)
Fair Value, End of Period	0	$ 38,618
August 27, 2014 [Member]
Number of Warrants		1,500,000
Fair Value on Issuance		$ 74,313
Gain/Loss on Derivatives	(88,001)	15,033
Fair Value, End of Period	1,344	$ 89,345
October 3, 2014 [Member]
Number of Warrants		2,500,000
Fair Value on Issuance		$ 132,804
Gain/Loss on Derivatives	(26,507)	(106,297)
Fair Value, End of Period	0	$ 26,507
May 6, 2015 [Member]
Number of Warrants		7,500,000
Fair Value on Issuance		$ 256,680
Gain/Loss on Derivatives	(247,161)	0
Fair Value, End of Period	$ 9,519	$ 0